Consolidated Schedule of Investments (unaudited)	iShares® Commodity Curve Carry Strategy ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit

Bank of America N.A., 5.46%, 03/27/24	$250	$250,097
Bank of Montreal, 5.10%, 12/09/24	250	250,745
BNP Paribas SA, 5.83%, 08/08/24	250	250,598
Credit Agricole Corporate and Investment Bank/New York, 5.37%, 02/02/24, (1-day SOFR + 0.270%)(a)	250	250,003
DG Bank, 5.30%, 06/13/24	250	250,349
MUFG Bank Ltd., 5.08%, 01/10/25	250	250,332
MUFG Bank Ltd./New York NY, 5.50%, 05/21/24, (1-day SOFR + 0.380%)(a)	250	250,182
Nordea Bank Abp, 5.34%, 03/01/24	250	250,053
Standard Chartered Bank, 5.09%, 01/08/25	250	250,232
Sumitomo Mitsui Banking Corp./New York, 5.52%, 07/23/24	250	250,030
Wells Fargo Bank N.A., 5.66%, 09/04/24, (1-day SOFR + 0.600%)(a)	250	250,514

Total Certificates of Deposit — 8.4%
(Cost: $2,749,998)		2,753,135

Commercial Paper

Alinghi Funding Co. LLC, 5.37%, 06/18/24	250	244,926
Amcor Finance USA Inc., 5.45%, 02/09/24	250	249,660
American Electric Power Co. Inc., 5.63%, 03/19/24	300	297,763
American Honda Finance Corp., 5.67%, 04/16/24	300	296,454
ANZ New Zealand Int'l Ltd./London, 5.36%, 06/17/24	250	244,962
AstraZeneca PLC, 5.63%, 04/15/24	250	247,102
Australia & New Zealand Banking Group Ltd., 4.98%, 01/06/25	250	238,739
Banco Santander SA, 5.27%, 08/29/24	270	261,897
BASF SE, 5.44%, 03/28/24	500	495,734
Bell Telephone Co. of Canada or Bell Canada (The), 5.53%, 05/03/24	250	246,479
BPCE SA, 5.43%, 06/06/24	250	245,303
Britannia Funding Co. LLC, 5.46%, 04/16/24	350	346,010
Canadian National Railway Co., 5.38%, 02/23/24	300	298,973
CDP Financial Inc., 5.19%, 10/04/24	250	241,405
CenterPoint Energy Resources Corp., 5.49%, 02/15/24	300	299,315
Citigroup Global Markets Inc., 5.26%, 09/16/24	250	241,901
Commonwealth Bank of Australia, 5.04%, 11/08/24	250	240,500
CVS Health Corp., 5.40%, 02/05/24	350	349,738
DBS Bank Ltd., 5.36%, 02/14/24	280	279,418
Duke Energy Corp., 5.68%, 04/19/24	350	345,694
Emerson Electric Co., 5.36%, 03/19/24	330	327,657
EssilorLuxottica SA, 5.35%, 03/19/24	350	347,522
Evergy Metro Inc., 5.49%, 02/15/24	400	399,148
Federation des Caisses Desjardins du Quebec, 5.40%, 02/28/24	250	248,954
Fidelity National Information Services Inc., 5.45%, 02/09/24	350	349,524
General Dynamics Corp., 5.36%, 02/07/24	250	249,740
GTA Funding LLC, 5.37%, 02/21/24	250	249,219
Henkel of America Inc., 5.37%, 04/23/24	310	306,208
HSBC USA Inc., 5.58%, 01/21/25	300	284,323
Hyundai Capital America, 5.46%, 02/14/24	300	299,365
Jupiter Securitization Co. LLC, 5.41%, 03/21/24	300	297,762
Keurig Dr Pepper Inc., 5.60%, 03/05/24	250	248,685
Korea Development Bank/New York NY, 5.49%, 04/09/24	300	296,874
Lime Funding LLC
5.42%, 03/15/24	350	347,695
Security	Par (000)	Value

5.44%, 04/19/24	$250	$247,053
Lloyds Bank PLC, 5.37%, 03/01/24	250	248,885
LSEGA Financing PLC, 5.56%, 04/23/24	250	246,838
LVMH Moet Hennessy Louis Vuitton SE, 5.00%, 11/25/24	250	240,033
Marriott International Inc./MD, 5.52%, 02/07/24	300	299,679
Mitsubishi Corp. Americas, 5.42%, 03/19/24	300	297,847
Mitsubishi HC Finance America LLC, 5.62%, 02/01/24	350	349,945
Mohawk Industries Inc., 5.65%, 03/26/24	330	327,175
Nutrien Ltd., 5.54%, 02/16/24	250	249,386
Penske Truck Leasing Co. LP
5.51%, 02/06/24	400	399,633
5.65%, 02/20/24	330	328,968
Philip Morris International Inc., 5.47%, 06/04/24	300	294,410
PPG Industries Inc., 5.48%, 02/13/24	250	249,506
Pure Grove Funding, 5.45%, 04/23/24	310	306,156
Sanofi SA, 5.36%, 03/19/24	500	496,452
Spire Inc., 5.50%, 02/16/24	300	299,268
Ste Transcore Holdings Inc., 5.39%, 02/20/24	300	299,104
Suncorp-Metway Ltd.
5.56%, 07/29/24	270	262,696
5.63%, 07/08/24	250	243,936
Toyota Motor Credit Corp., 5.33%, 07/29/24	250	243,512
Volvo Treasury North America LP, 5.44%, 02/07/24	280	279,704
VW Credit Inc.
5.62%, 03/08/24	280	278,393
5.69%, 05/02/24	250	246,418
Walt Disney Co. (The), 5.51%, 03/11/24	250	248,480
Westpac Securities NZ Ltd., 5.16%, 01/24/25	270	256,776

Total Commercial Paper — 52.6%
(Cost: $17,201,562)		17,204,902

U.S. Treasury Obligations(b)
U.S. Treasury Bill
5.22%, 07/05/24	1,000	978,299
5.23%, 06/20/24	750	735,302
5.33%, 02/06/24	750	749,453
5.35%, 04/09/24	1,000	990,149
5.40%, 02/20/24	250	249,306
5.43%, 06/13/24	750	735,920
5.50%, 03/05/24	750	746,387
5.52%, 03/07/24	1,000	994,876

Total U.S. Treasury Obligations — 18.9%
(Cost: $6,179,381)		6,179,692

	Shares

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(c)(d)	7,440,000	7,440,000

Total Money Market Funds — 22.7%
(Cost: $7,440,000)		7,440,000

Total Investments — 102.6%
(Cost: $33,570,941)		33,577,729

Liabilities in Excess of Other Assets — (2.6)%		(860,622)

Net Assets — 100.0%		$32,717,107

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Commodity Curve Carry Strategy ETF
January 31, 2024

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates as of period end.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$7,810,000	$—	$(370,000	)(a)	$—	$—	$7,440,000	7,440,000	$103,281	$—

(a)	Represents net amount purchased (sold).

OTC Total Return Swaps

Paid by the Fund		Received by the Fund								Upfront
										Premiums	Unrealized
					Effective	Termination	Notional			Paid	Appreciation
Rate(a)	Frequency	Reference(b)	Frequency	Counterparty	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
5.21%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Citibank N.A.	N/A	02/29/24	USD	12,475	$(7,327)	$(285,429)	$278,102
5.21%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	02/29/24	USD	2,148	29,417	(14,796)	44,213
5.21%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	13,213	(11,536)	(306,101)	294,565
5.21%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	2,170	7,820	(14,611)	22,431
5.21%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	990	30,416	(2,414)	32,830
5.21%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/30/24	USD	1,031	(5,378)	(941)	(4,437)
									$43,412	$(624,292)	$667,704

(a)	Represents 3-month Treasury Bill. Rate shown is the rate in effect as of period-end.

(b)	Please refer to the Reference Entity below for more details.

USD United States Dollar

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Commodity Curve Carry Strategy ETF
January 31, 2024

Reference Entity

The ICE BofA Commodity Enhanced Carry Total Return Index consists of futures contracts under each counterparty. The following table represents the individual long positions and related weighting of the future contracts underlying the ICE BofA Commodity Enhanced Carry Total Return Index as of January 31, 2024.

Futures contracts	Maturity date	Weight %
Brent Crude Oil	10/31/2024	27.4%
LME Copper	12/17/2024	16.5
Gas Oil	12/12/2024	13.8
Soybeans	11/14/2024	9.0
Sugar	2/28/2025	9.0
WTI Crude Oil	11/20/2024	7.6
Live Cattle	6/28/2024	7.3
Coffee	7/19/2024	4.3
LME Zinc	12/17/2024	3.2
Silver	5/29/2024	1.1
Silver	7/29/2024	0.8

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Certificates of Deposit	$—	$2,753,135	$—	$2,753,135
Commercial Paper	—	17,204,902	—	17,204,902
U.S. Treasury Obligations	—	6,179,692	—	6,179,692
Short-Term Securities
Money Market Funds	7,440,000	—	—	7,440,000
	$7,440,000	$26,137,729	$—	$33,577,729
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$—	$672,141	$—	$672,141
Liabilities
Commodity Contracts	—	(4,437)	—	(4,437)
	$—	$667,704	$—	667,704

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Commodity Curve Carry Strategy ETF
January 31, 2024

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate

4